Note 1 - Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule Of Period And Predetermined Stock Price Needed For Vesting [Table Text Block]
	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07